Other (expense) income and finance costs (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Other (expense) income

(a) Other (expense) income	December 31, 2020	December 31, 2019

Interest income and other income (expense)	$1,310	$3,154
Gain on disposition of Vila Nova (Note 32)	2,451	—
Gain (loss) on disposal of assets	(5,038)	656
Income from royalty sale	—	8,075
	$(1,277)	$11,885

Finance costs

(b) Finance costs	December 31, 2020	December 31, 2019

Interest on the senior secured notes	$29,486	$18,087
Interest on the term loan	6,380	6,611
Interest on the redeemed 2012 notes	—	17,525
Other interest and financing costs	4,397	3,196
Senior secured notes redemption premium	6,275	—
Amortization of discount and transaction costs of senior secured notes due to early redemption	2,286	—
Write-off of unamortized transaction costs of 2012 notes and ARCA (Note 15(b))	—	3,559
Redemption option derivative gain (Note 15(a))	(1,760)	(4,224)
Interest expense on lease liabilities	1,934	1,828
Asset retirement obligation accretion	1,945	2,532
Total finance costs	$50,943	$49,114
Less: Capitalized interest	—	3,848
	$50,943	$45,266